Firstar Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53201-3011

February 6, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Firstar Funds, Inc.
	(1933 Act Registration No. 33-18255)
	(1940 Act Registration No. 811-5380)


Ladies and Gentlemen:

     On behalf of Firstar Funds, Inc. (the "Company") I hereby certify that pursuant to paragraph (j) of Rule 497 of the Securities Act of 1933 (the "1933 Act"), the (1) Prospectus dated February 1, 1998 for the Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government
Money Market Fund and Tax-Exempt Money Market Fund, (2) Prospectus dated February 1, 1998 for the Retail Shares of the Money Market Fund,
U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEXTM
Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund and (3) Prospectus dated February 1, 1998 for the Balanced Income Fund that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the corresponding prospectuses contained in Post-Effective Amendment No. 34 to the Company's Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, which was filed on January 30, 1998.

     If you should have any questions or comments regarding this filing, do not hesitate to contact Joan O. Swirsky, Esq. at (215) 988-2601.

Very truly yours,

Firstar Funds, Inc.

by:  /s/ Mary Ellen Stanek
       Vice President